NOTES PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
NOTES PAYABLE
NOTES PAYABLE

NOTE 10 – NOTES PAYABLE

On December 30, 2013, the Company received a $56,978 Demand Instalment Loan from Bruce Miller, a personal acquaintance of our former CEO. The loan incurs interest at 12% per annum. On August 7th, 2017, the Company obtained an additional unsecured, nonrecourse and open-ended loan of $50,000 from Mr. Miller. The loan incurs interest at 15% per annum. The loans require monthly repayment of principal and interest of $750.00 each, however the Company has not remained current on all required payments.

Mr. Brian Kistler, a former related party of the Company, has also made loans to the Company under similar terms, to fund operating activities.

The following sets forth the outstanding principal and accrued interest at March 31, 2025 and September 30, 2024, respectively:

	March 31,	September 30,
	2025	2024
Note payable – Bruce Miller	$86,289	$86,289
Note payable – New Opportunity Business Solutions (Brian Kistler)	36,074	36,074
Other	20,050	14,581
Total note payable and accrued interest	$142,413	$136,944

NOTE 9 – NOTE PAYABLE

On December 30, 2013, the Company received a $56,978 Demand Instalment Loan from Bruce Miller, a personal acquaintance of our former CEO. The loan incurs interest at 12% per annum. On August 7th, 2017, the Company obtained an additional unsecured, nonrecourse and open-ended loan of $50,000 from Mr. Miller. The loan incurs interest at 15% per annum. The loans require monthly repayment of principal and interest of $750.00 each, however the Company has not remained current on all required payments.

Mr. Brian Kistler, a former related party of the Company, has also made loans to the Company under similar terms, to fund operating activities.

The following sets forth the outstanding principal and accrued interest at September 30:

	2024	2023
Note payable – Bruce Miller	$86,289	$86,289
Note payable – New Opportunity Business Solutions (Brian Kistler)	36,074	40,061
Other	14,581	-
Total note payable and accrued interest	$136,944	$126,350